Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Western Asset SMASh Series Core Plus Completion Fund
Shareholder Report [Line Items]
Fund Name	Western Asset SMASh Series Core Plus Completion Fund
Class Name	Western Asset SMASh Series Core Plus Completion Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset SMASh Series Core Plus Completion Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset SMASh Series Core Plus Completion Fund[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Western Asset SMASh Series Core Plus Completion Fund returned 10.12%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection in investment-grade credit
↑	High-yield credit positioning
↑	Developed non-U.S. dollar positioning

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Underweight agency mortgage-backed securities, as their spreads tightened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized futures, options, and swaps to manage duration, yield curve positioning and credit exposure. The Fund also used currency forwards to manage its currency exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Western Asset SMASh Series Core Plus Completion Fund	10.12	-4.13	1.40
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 699,266,586
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	299.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$699,266,586
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	359
Total Management Fee Paid	$0
Portfolio Turnover Rate	299%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 10, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Walter E. Kilcullen, Christopher F. Kilpatrick, and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.